BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Non-current Portion Of Non-current Non-recourse Borrowings	$ 3,114	$ 3,526
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,114	$ 3,526